JPMorgan SMID Cap Equity Fund Expense Example - R3 R4 R6 Shares [Member] - JPMorgan SMID Cap Equity Fund	Jun. 30, 2026 USD ($)
Class R3
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 111
Expense Example, with Redemption, 3 Years	385
Expense Example, with Redemption, 5 Years	680
Expense Example, with Redemption, 10 Years	1,518
Class R6
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	60
Expense Example, with Redemption, 3 Years	215
Expense Example, with Redemption, 5 Years	383
Expense Example, with Redemption, 10 Years	$ 871